Share-based Payments - Narrative (Details) - shares							3 Months Ended		6 Months Ended
	Aug. 29, 2027	Aug. 29, 2026	Aug. 29, 2025	Aug. 29, 2024	Sep. 05, 2023	Aug. 25, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Global Blue Management Incentive Plan, CEO | Restricted Shares Award 2023,CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)						258,570
Global Blue Management Incentive Plan, CEO | Restricted Shares Award 2023 | Vesting tranche one | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage			50.00%	50.00%
Global Blue Management Incentive Plan | Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)						774,250	1,063	962	1,063	962
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche one | Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage				25.00%
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche one | Non Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage			33.30%
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche two | Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage			25.00%
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche two | Non Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage			33.30%
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche three | Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage		25.00%
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche three | Non Executive Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage		33.40%
Global Blue Management Incentive Plan | Restricted Shares Award 2023 | Vesting tranche four | Other Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, percentage	25.00%
Global Blue Management Incentive Plan | Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares granted (in shares)					29,820